Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt

Note 9: Debt

Credit Facilities

Lenders of committed credit facilities have the obligation to make advances up to the facility amount. Lenders of uncommitted facilities have the right to terminate the agreement with prior notice to CNH Industrial. At December 31, 2015, available committed lines of credit expiring after twelve months amounted to $3.0 billion. The Company has credit facilities available in varying currencies that have various maturity dates up to 2019.

In 2014, the Company signed a five-year committed revolving credit facility for €1.75 billion, replacing an existing three-year €2 billion committed revolving credit facility, which was scheduled to mature in February 2016. The €1.75 billion ($2.1 billion) facility includes financial convents that require Industrial Activities to maintain Net debt/EBITDA and EBITDA/Net interest ratios. The failure to comply with the financial covenants can lead to the requirement to make early repayment of the outstanding advances. At December 31, 2015, the Company was in compliance with all covenants in the revolving credit facility.

Debt

A summary of debt as of December 31, 2015 and 2014, including drawings under credit lines, is as follows:

	2015			2014
	Industrial Activities	Financial Services	Consolidated	Industrial Activities	Financial Services	Consolidated
	(in millions)
Bonds (*):
Matured in 2015, interest rate of 5.250%	$—	$—	$—	$1,214	$—	$1,214
Payable in 2018, interest rate of 6.250%	1,306	—	1,306	1,457	—	1,457
Payable in 2019, interest rate of 2.750%	1,089	—	1,089	1,214	—	1,214
Payable in 2021, interest rate of 2.875%	762	—	762	850	—	850
Payable in 2025, interest rate of 3.500%	109	—	109	—	—	—
Payable in 2016, interest rate of 7.250%	254	—	254	253	—	253
Payable in 2017, interest rate of 7.875%	1,526	—	1,526	1,535	—	1,535
Payable in 2016, interest rate of 6.250%	—	500	500	—	500	500
Matured in 2015, interest rate of 3.875%	—	—	—	—	750	750
Payable in 2018, interest rate of 3.625%	—	600	600	—	598	598
Payable in 2017, interest rate of 3.250%	—	500	500	—	500	500
Payable in 2019, interest rate of 3.375%	—	500	500	—	500	500
Payable in 2018, interest rate of 3.875%	—	600	600	—	—	—
Payable in 2020, interest rate of 4.375%	—	600	600	—	—	—
Other Debt:
Asset-backed debt	13	12,986	12,999	26	13,561	13,587
Other debt	2,199	2,844	5,043	3,630	3,006	6,636
Intersegment debt	1,046	2,089	—	1,341	4,671	—
Total Debt	$8,304	$21,219	$26,388	$11,520	$24,086	$29,594

(*)	Includes unamortized debt discounts/premiums and fair value hedge adjustments.

The weighted-average interest rate on consolidated debt at December 31, 2015, and 2014 was 3.3% and 3.7%, respectively.

In March 2011, CNH Industrial Finance Europe S.A. issued €1.0 billion of notes, due in 2015 and bearing fixed interest at a rate of 5.250% (the “5.250% CIFE Notes”). The 5.250% CIFE Notes were issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V. In 2015, these notes matured and were repaid.

In March 2011, CNH Industrial Finance Europe S.A. issued €1.2 billion of notes, due in 2018 and bearing fixed interest at a rate of 6.250% (the “6.250% CIFE Notes”). The 6.250% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In March 2014, CNH Industrial Finance Europe S.A. issued €1.0 billion of notes, due in 2019 and bearing fixed interest at a rate of 2.750% (the “2.750% CIFE Notes”). The 2.750% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In September 2014, CNH Industrial Finance Europe S.A. issued €700 million of notes, due in 2021 and bearing fixed interest at a rate of 2.875% (the “2.875% CIFE Notes”). The 2.875% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In November 2015, CNH Industrial Finance Europe S.A. issued €100 million of notes, due in 2025 and bearing fixed interest at a rate of 3.500% (the “3.500% CIFE Notes”). The 3.500% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In January 1996, CNH Industrial America LLC issued $254 million 7.25% Senior Notes (the “7.250% Senior Notes”), due in 2016. The 7.250% Senior Notes were redeemable in whole or in part at any time at the option of CNH Industrial America LLC at a price equal to the greater of (i) 100% of the principal amount of the notes being redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the date of redemption on a semi-annual basis at the Treasury Rate (as defined in the notes) plus 20 basis points. Since 1999, the 7.250% Senior Notes had been fully guaranteed by CNH Global (and now by its successor CNH Industrial N.V.). These notes matured and were repaid in January 2016.

In June 2010, Case New Holland Industrial Inc. issued $1.5 billion of debt securities at an annual fixed rate of 7.875% (the “7.875% Senior Notes”) due in 2017. The 7.875% Senior Notes are fully and unconditionally guaranteed by CNH Industrial N.V. (as successor to CNH Global N.V.) and certain of its direct and indirect subsidiaries. The 7.875% Senior Notes contain certain covenants that limit the ability of CNH Industrial N.V. and its restricted subsidiaries to, among other things, incur secured funded debt or enter into certain leaseback transactions; the ability of CNH Industrial non-guarantor restricted subsidiaries other than Case New Holland Industrial Inc. or any credit subsidiaries to incur additional funded debt and the ability of CNH Industrial, Case New Holland Industrial Inc. and CNH Industrial guarantor subsidiaries to consolidate, merge, convey, transfer or lease out properties and assets. The 7.875% Senior Notes are redeemable at Case New Holland Industrial Inc.’s option at any time at a price equal to 100% of the principal amount of the notes plus a make-whole premium defined in the respective indentures.

In November 2011, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 6.250% (the “6.250% Notes”) due in 2016. The 6.250% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In October 2012, CNH Industrial Capital LLC issued $750 million of debt securities at an annual fixed rate of 3.875% (the “3.875% Notes”) due in 2015. The 3.875% Notes were fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer. In 2015, these notes matured and were repaid.

In April 2013, CNH Industrial Capital LLC issued $600 million of debt securities at an annual fixed rate of 3.625% (the “3.625% Notes”) due in 2018. The 3.625% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In October 2013, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 3.250% (the “3.250% Notes”) due in 2017. The 3.250% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In June 2014, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 3.375% (the “3.375% Notes”) due in 2019. The 3.375% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In June 2015, CNH Industrial Capital LLC issued $600 million of debt securities at an annual fixed rate of 3.875% (the “3.875% Notes”) due in 2018. The 3.875% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In November 2015, CNH Industrial Capital LLC issued $600 million of debt securities at an annual fixed interest rate of 4.375% (the “4.375% Notes”) due in 2020. The 4.375% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

The notes issued by CNH Industrial Finance Europe S.A., CNH Industrial Capital LLC and Case New Holland Industrial Inc. contain customary covenants that, among other things, restrict our ability to secure debt or other obligations with a pledge of collateral. In addition, the notes guaranteed by CNH Industrial N.V. under the Global Medium Term Note Programme, contain clauses, that could lead to early repayment if there is a change of control of CNH Industrial N.V. leading to a rating downgrade.

A summary of the minimum annual repayments of debt as of December 31, 2015, for 2016 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2016	$1,252	$8,355	$9,607
2017	1,892	3,999	5,891
2018	1,773	3,777	5,550
2019	1,318	1,949	3,267
2020	59	898	957
2021 and thereafter	964	152	1,116
Intersegment	1,046	2,089	—
Total	$8,304	$21,219	$26,388

       Please refer to “Note 14: Financial Instruments” for fair value information on debt.